PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 18. PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES

The contingent liabilities for outstanding litigations are as follows:

Celulosa Arauco y Constitución S.A.

1. On August 25, 2005, the Chilean Servicio de Impuestos Internos (the “Chilean IRS”) issued tax resolutions No. 184 and No. 185 of 2005, and objected certain income tax returns made by Arauco on April 16, 2001 and October 31, 2001, and furthermore, requested the reimbursement of the amounts returned in connection with tax losses, along with the amendment of the FUT (Tax Profits Fund) Registry balance. In consideration to the foregoing, the above mentioned tax resolutions ordered the restitution of the historical amount of $4,571,664,617 (equal to ThU.S.$6,580 as of December 31, 2018).
On November 7, 2005, the Company requested a Review of the Supervision Action (Revisión de la Actuación Fiscalizadora, or “RAF”), which is an administrative review of the tax action brought by the Chilean IRS, and filed a claim disputing the above mentioned tax resolutions No. 184 and 185 of 2005. The RAF was resolved on January 9, 2009 by the Chilean IRS, partially sustaining the Company’s request, granting a discount to the total amount
of
$1,209,399,164 (equal to ThU.S.$1,741 as of December 31, 2018), resulting in a total disputed amount of $3,362,265,453 (equal to ThU.S.$4,839 as of December 31, 2018) plus fines and interests.
On February 19, 2010, the Court acknowledged receipt of the Company’s request. Subsequently, the tax authority issued a report and the Company commented on such report.

On September 26, 2014, Arauco requested the submission of this claim to the competent jurisdiction of the new Tax and Customs Courts. On October 10, 2014, Arauco’s request was granted. Currently the action is being considered by these new Courts under the Docket No. RUC 14-9-0002087-3. On March 20, 2015, the SII responded to the allegations submitted by Arauco against Liquidations No. 184 and 185 of 2005.
On June 19, 2017, the Court issued the evidence production ruling, which resolution was notified via certified letter on July 23 of 2017. Arauco lodged a motion for reconsideration and a supplementary appeal, requesting the terms of the evidence production ruling be modified. On July 7, 2017, the Court upheld the motion for reconsideration. On September 20, 2017, the Court issued its first instance decision confirming the liquidations. On October 12, 2017, Arauco challenged the decision through an appeal, requesting the Court of Appeals of Santiago to revoke the first instance decision and uphold Arauco’s claim instead.
On June 29, 2018, the Court of Appeals of Santiago issued a ruling on appeal, confirming the first instance decision. On July 19, 2018, Arauco lodged a cassation appeal based on formal and substantial flaws before the Supreme Court. Proceedings pending.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

2. Through Res. Ex. N° 1 issued by the Superintendence of the Environment (“SMA”) on January 8, 2016, notified on January 14, 2016, the SMA formulated 11 charges against the Company, due to alleged breaches of certain Environmental Qualification Resolutions for the Valdivia Plant and of DS No. 90/2000. The 11 charges were classified as follows by the SMA: 1 critical, 5 severe, 5 minor.

On February 12, 2016, the Company submitted its defenses.

On December 15, 2017, the Superintendence of the Environment issued Exempted Resolution No. 1,487, closing the punitive administrative proceeding, absolving the company with regards to one of the charges and convicting for other 10 charges, applying a fine of 7,777 UTA (equal to ThU.S.$ 6,495 as of
December 31, 2018
). On December 22, 2017, the Company submitted a motion for reconsideration regarding Exempted Resolution No. 1,487, before the SMA, requesting that we be absolved of all infringements, with the exception of the charge specified under number 7 (late submission of the water quality report regarding the Cruces river). Exempted Resolution No. 357, issued by the Superintendence of the Environment (SMA) was notified on March 23, 2018, through which the reconsideration appeal lodged by the company was rejected. In consideration to the foregoing, on April 5, 2018, a judicial claim was submitted before the Third Environmental Court against Exempted Resolutions No. 1487 and No. 357 of the SMA. On August 7, the hearing of the case took place but it remains under review. On August 22, 2018 court personnel proceeded with the inspection. Proceedings pending.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company, and therefore as of
December 31, 2018
, Arauco has not made any provision whatsoever in connection with this contingency.

3. Through Res. Ex. N° 1 of the SMA, dated February 17, 2016 notified on February 23, 2016, the SMA formulated 8 charges against the company due to alleged breaches of certain Environmental Qualification Resolutions for the Nueva Aldea Plant. The 8 charges were qualified by the SMA as follows: 7 severe and 1 minor.

On March 15, 2016, the company submitted - within the established term - a compliance program which contains 30 actions and goals, related to each one of the 8 alleged infringements.
On July 15, 2016, the Exempted Resolution No. 11 of the SMA was notified, which approved the compliance program and suspended the punitive proceedings. If the program is satisfactorily implemented, it would be possible to conclude the proceedings without applying any sanctions.

On August 3, 2016, third-party complainants in the administrative proceeding filed a complaint appeal against Exempted Resolution No. 11 issued by the SMA, which approved the compliance program. On December 24, 2016, the Third Environmental Court rejected such complaint filed against Ex. Res. No. 11 SMA, which approved the compliance program. The petitioners did not file a cassation remedy.

On October 31, 2017, a final report was submitted regarding the Compliance Program, which evidenced the complete and comprehensive performance of all actions and measures envisaged in said program. The SMA must issue its opinion regarding the satisfactory performance of the Compliance Program
.

4. Through Exempted Resolution No. 1/File F-031-2016, dated September 15, 2016, the SMA formulated three charges against the company due to certain alleged breaches of certain Environmental Qualification Resolutions of the Constitución Plant, and an alleged contravention of Law No. 19,300 resulting from a purported circumvention of the Environmental Assessment System. The SMA classified the three charges as follows: 1 severe and 2 minor.

On October 17, 2016, the company filed a Compliance Program containing 7 actions and objectives. On January 3, 2017, the SMA served its resolution approving the compliance program submitted by the Company. If the compliance program is executed satisfactorily, the proceedings would conclude without the application of any sanctions.

The final report regarding the Compliance Program was submitted on October 2, 2017, and further supplemented on December 11, 2017, evidencing the complete and comprehensive performance of all the actions and measures envisaged in said program. The SMA must issue its opinion regarding the satisfactory performance of the Compliance Program.

Celulosa Arauco y Constitución S.A., Forestal Arauco S.A., Maderas Arauco S.A. y Servicios Logísticos Arauco S.A.

1. On August 13, 2018, Asociación Gremial de Dueños de Camiones de Constitución (ASODUCAM) filed a complaint seeking the performance of a contract and claiming compensation for damages against Forestal Arauco S.A., Servicios Logísticos Arauco S.A., Celulosa Arauco y Constitución S.A. and Maderas Arauco S.A. The complaint is based on alleged breaches of some agreements for the allocation, distribution and supply of cargo volumes for the years 2001 and 2005, initially executed by associates of ASODUCAM with Forestal Arauco S.A., and then, allegedly, with Servicios Logísticos Arauco S.A., in favor of the other two defendants, Celulosa Arauco and Constitución S.A. and Maderas Arauco S.A.

The complaint seeks to enforce the contract, plus $575,000,000 (equal to ThU.S.$ 828 as of December 31, 2018) in compensation for damages. As subsidy, it claims (a) $11,189,270,050 (equivalent to ThU.S.$ 16,105 as of December 31, 2018), for actual damages; (b) $ 11,189,270,050 monthly during the entire course of the trial, until the termination of the contract is declared in the final judgment, for loss of profits, and (c) $5,000,000,000 (equivalent to ThU.S.$ 7,197 as of December 31, 2018) for moral damages.

On August 28, 2018 the claim was served upon Celulosa Arauco y Constitución S.A., Forestal Arauco S.A. and Maderas Arauco S.A., service is pending on Servicios Logísticos Arauco S.A. (Rol C-757-2018 with the Civil Court of Constitución).

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and, therefore, as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

Forestal Arauco S.A.

1. Maquinarias y Equipos Klenner Limitada filed a civil damages claim before the First Civil Court of Valdivia, Case File number C-375-2015, against Forestal Arauco S.A. The claim seeks compensation for alleged damages brought as a result of the termination of a service provision contract that took place on February 9, 2010.  The plaintiff valued the damages in the amount of $4,203,216,164 (equivalent to ThU.S.$ 6,050, as of December 31, 2018).

On November 14, 2016, the lower court issued a ruling partially upholding the claim, convicting Forestal Arauco S.A. to pay the sum of $115,026,673 (equivalent to ThU.S.$ 166 as of December 31, 2018) as general damage, and the sum of $607,849,413 (equivalent to ThU.S.$ 875 as of December 31, 2018) for loss profit, rejecting the claim for alleged moral damage, all without ordering the payment of litigation expenses.

Forestal Arauco S.A. challenged the ruling filing a cassation remedy based on procedural violations as well as an appeal. The plaintiff also challenged the ruling through an appeal.
On August 14, 2017, the Court of Appeals decided to only uphold the appeal filed by Forestal Arauco S.A., dismissing the claim in its entirety.

On September 1, 2017, the plaintiff challenged the decision rendered by the Court of Appeals, filing a formal cassation appeal and a cassation appeal on the merits before the Supreme Court, which was rejected on September 14, 2018. On October 19, 2018, it was certified as enforceable. Case finished.

2. On April 28, 2015, the company was notified of and answered the action for recovery submitted in ordinary proceedings by Mr. Rodrigo Huanquimilla Arcos and Mr. Mario Andrades Rojas, attorneys at law, on behalf of 24 members of the Arcos succession, who claiming to be owners of the estate that they identify as Hacienda Quivolgo, of 5,202 hectares, request that Forestal Celco S.A., currently Forestal Arauco S.A., be sentenced to return the above mentioned real property plus civil and natural fruits or revenues as well as any estates adhered to it, along with any damages that the real property may have suffered, with litigation costs.

The company proceeded to answer the claim requesting that it be completely rejected, arguing that Forestal Celco S.A., currently Forestal Arauco S.A., is the sole and legitimate owner of the real property.

The Court ordered that this trial be joined with Case File C-54-2015.

On December 9, 2016, the Court summoned the parties for the issuance of the ruling.
On February 24, 2017, the first instance final ruling was notified, which ruling dismissed the claim in its entirety.

On March 8, 2017, the claimant appealed against the first instance decision. On May 25, 2018, the first instance ruling was confirmed by the Court, with court costs.

On June 12, 2018, the plaintiff challenged the decision of the Court of Appeals, filing a cassation appeal based on substantial flaws before the Supreme Court. Pending case to be heard. (Case File 16,583-2018).

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

3. On April 6, 2015, the company was notified through a rogatory letter regarding the claim submitted by Mr. Gustavo Andrés Ochagavía Urrutia, attorney at law, acting on behalf of 23 members of the Arcos succession, who claim to be the owners of the estate that they identify as Hacienda Quivolgo, of 5,202 hectares, requesting that Forestal Celco S.A., currently Forestal Arauco S.A., be ordered to return the above mentioned real property plus civil and natural fruits or revenues as well as any estates adhered to it, along with any damages that the real property may have suffered, with litigation costs. They base their claim in that Forestal Celco S.A., currently Forestal Arauco S.A., is allegedly in possession but does not own the real property in question.

On April 28, 2015, the company proceeded to answer the claim requesting that it be completely rejected, arguing that Forestal Celco S.A., currently Forestal Arauco S.A., is the sole and legitimate owner of the real property.

On January 8, 2016, the defendant requested a consolidation of the proceedings with Case file 334-2014. The Court ordered the requested consolidation.

On February 24, 2017, the final ruling of the lower court was notified, completely dismissing the claim, with litigation costs.

On March 8, 2017, the plaintiff filed an appeal against the lower court final ruling. On May 25, 2018, the Court of Appeals of Talca upheld the first instance final ruling with litigation costs. (Court of Appeals of Talca Case File No. 949-2017).

On June 12, 2018, the plaintiff challenged the decision of the Court of Appeals, filing a cassation appeal based on substantial flaws before the Supreme Court. Pending case to be heard. (Case File 16,583-2018).

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31,
2018, Arauco has not made any provision whatsoever in connection with this contingency.

4. On July 11, 2017, the company was notified of a civil claim for recovery in ordinary proceedings, filed by Mrs. Carmen Muñoz Domínguez on behalf of Forestal Ezrece S.A. The plaintiff argues that its client would be the rightful owner – as a result of an assignment and sale – of 87.5% of the hereditary rights in the rural real estate property called “Pino Huacho,” located in the boroughs of Los Alamos and of Cañete, province of Lebu, Eighth Region, for a surface area amounting to 5,144.22 hectares, which actions would be under the possession of Forestal Arauco S.A. The claimant has requested the court to order Forestal Arauco S.A. to be sentenced to restitute these actions and rights. Forestal Arauco S.A. answered the claim, requesting its total dismissal, with litigation costs, and further filing a counterclaim based on the ordinary prescription and, in lieu thereof, based on extraordinary prescription.

Proceedings currently at the evidence production stage. Proceedings pending. (Case File C-109-2017 First Instance and Guarantee Court of Lebu).

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

5. Mrs. Estela Jaramillo, filed a lawsuit in a special indigenous procedure, before the First Civil Court of Osorno (Case C-2540-2018), requesting the absolute nullity of the contract of sale signed in 1999, by which Consorcio Forestal S.A. sold to Forestal Valdivia S.A., today Forestal Arauco S.A., 1,505.6 hectares under the name of Fundo San Nicolás Dos Lote Uno Norte. It also demands compensation for damages for the exploitation and use of indigenous lands against Forestal Arauco S.A.

On November 10, 2018, Forestal Arauco SA was notified of the lawsuit. On January 16, 2019, the Court dismissed the lawsuit regarding Consorcio Forestal S.A., who was not notified of the complaint.

The response of the proceedings is currently pending.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

6. Ricardo Guzmán Reyes filed a claim for compensation for damages before the Court of First Instance (C-678-2018), in which he requests to be compensated for the damages caused as a result of a precautionary measure decreed in a possessory complaint filed by Forestal Celco S.A. - which was rejected by the court in 2014-, alleging that said precautionary measure prevented the plaintiff from extracting rocks and moving aggregates from the mining property called "Puente Nuevo 1, 1 a 14 de la Constitución ", for a period of 463 days.

The plaintiff assesses damages in CLP$ 8,519,046,182 (equivalent to Th.U.S.$ 12,262 as of December 31, 2018), which correspond to CLP$ 7,899,046,182 (equivalent to Th.U.S.$ 11,369 as of December 31, 2018) for emerging damages, CLP$ 500,000,000 (equivalent to ThU.S.$ 720 as of December 31, 2018) for lost profits and CLP$120,000,000 (equivalent to ThU.S. $ 173 as of December 31, 2018) for moral damages.

On December 14, 2018, the lawsuit was notified to Forestal Arauco S.A. On December 26, 2018, Forestal Arauco S.A. filed an incident of inability with respect to the subrogation judge, Rodrigo Silva Marchant, also requesting the nullity of the proceedings and rulings issued by him. On January 11, 2019, the Subrogation Judge Mr. Rodrigo Silva Marchant declared himself disqualified from continuing to hear the matter, with the Court accepting the nullity incident on January 16 of the same year.

On February 14, 2019, the court issued a ruling accepting the exception of res judicata filed as dilatory by Forestal Arauco S.A. This resolution was not subject to appeal by the plaintiff, so the case is finished.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

7. Inversiones Forestales Los Alpes Limitada and Forestal Neltume-Carrasco S.A. filed a claim against Forestal Arauco S.A. before the Civil Court of Angol (C-502-2015), in which they request that Forestal Arauco S.A. restitute the material possession of 1,855.9 hectares, which would be part of their property "Resto del Fundo Los Alpes", which would have an area of approximately 2,700 hectares. Likewise, they requested that it be declared that the property is the exclusive domain of the actors, the restitution of the civil and natural fruits, in addition to the deteriorations that the property would have experienced, with costs.

On January 22, 2019, the lawsuit was notified to Forestal Arauco S.A., and the deadline for its response is pending.

On February 13, 2019 Forestal Arauco S.A. filed dilatory exceptions, which are pending resolution.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

Arauco Argentina S.A.

1
.
Pursuant to law No. 25,080, the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs, the enforcement agency referred to in the law approved, by Res. No. 952/2000, the forestry and industrial-forestry projects submitted by Arauco Argentina S.A. In the context of these projects, the Company afforested: 1) 4,777 hectares during 2000, in observance of its committed yearly plan; and 2) 23,012 hectares between 2000 and 2006 as a part of the multi-year afforestation plan. Likewise, a sawmill was built with installed capacity to produce 250,000 m3 of sawn timber per year.

On January 11, 2001, Arauco Argentina S.A. submitted an expansion for the approved industrial-forestry project. The expansion was approved via Res. No. 84/03 issued by the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs. In accordance with the assumed obligations, the Company built a MDF board (panels) plant and afforested 8,089 hectares between 2001 and 2006.

Additionally, the Company has filed yearly forestry plans between years 2007 and 2017 for its local operations in the Provinces of Misiones and Buenos Aires.

In March 2005, Note No. 145/05 of the Undersecretary of Agriculture, Livestock and Afforestation suspended the benefit that exempted Arauco Argentina S.A. from paying export duties under Law No. 25,080. This measure is currently under discussion by the Company.
On November 8, 2006, the V Chamber of the National Appeals Court for Adversarial Administrative and Federal Matters issued a ruling ordering Arauco Argentina S.A. to continue to enjoy an exemption from paying the exportation duties, in the same manner and scope it had prior to the suspension ordered by Note No. 145/05, if the clearance of merchandise is performed pursuant to the guarantee regime established in article 453, subsection a) of the Customs Code, for the exempted tax obligation. The judicial measure became effective beginning on March of 2007 by collateralization through the granting of bond (caución) policies for each shipment permits exempted from payment of export duty. The company maintains an assignment of funds equivalent to $885,528,092 Argentine Pesos (
ThU.S.$
23,463 as of December
31, 2018
) for guaranteed export duties, which appears under not current provisions.  Additionally, the Company filed a restitution claim for a total amount of US$6,555,207, plus interests accrued from the service of the claim, corresponding to export duties between March 2005 and March 2007, as a result of the application of Note 145/05 issued by the Undersecretary of Agriculture, Livestock and Afforestation. Both the underlying issue and the restitution claim have yet to be resolved.

On the other hand, in April 2016, the Secretary of Agriculture, Livestock and Fishing issued Resolution No.154 – E/2016, that requires that the holders of enterprises that have received the fiscal benefits envisaged by Law No. 25,080, establish collateral to cover a third of the duration of the project, with a minimum term of five years. During May of 2018, the Company modified the duly established collateral in accordance to the terms of said Resolution, for which reason the security was ultimately established at an amount of $330,929,852 Argentine Pesos (ThU.S.$8,768 as of December 31, 2018).

Arauco Argentina S.A. believes that it has complied with all of the obligations imposed upon it by the system set forth under Law No. 25,080.

Arauco do Brasil S.A.

On November 8, 2012, the Brazilian tax authorities issued an Infringement Notice against one of our Brazilian subsidiaries, Arauco do Brasil S.A., for allegedly unpaid taxed owed by said company during the period from 2006 to 2010. Specifically, the tax authorities (i) objected to the deductibility of certain payments made, and expenses incurred (including the amortization of premiums, interest and litigation costs) by Arauco do Brasil between 2005 and 2010, and, (ii) argued that Arauco do Brasil made certain insufficient payments regarding the Brazilian Corporate Tax (“IRPJ”) and the Corporate Contribution over Net Profits (“CSLL”) during 2010.

On July 20, 2015, Arauco do Brasil was notified of the first-level administrative ruling which partially upheld the Infringement, at the estimated amount of R$164,159,000 (ThU.S.$42,435 as of December
31, 2018
).
Against this ruling, a Voluntary Appeal was filed seeking to revoke the Infringement Notice before the Brazilian Administrative Tax Council (Conselho Administrativo de Recursos Fiscais de Brasil or “CARF”), which is the second administrative level.
The CARF’s decision was issued on May 16, 2017, and took into consideration certain arguments presented by the Company regarding the premia, but preserving other charges.
On September 27, 2018, Arauco do Brasil was notified of the CARF decision, representing the final amount of this case R$57,556,262 (ThU.S.$ 14,878 as of December 31, 2018), interests and readjustments will be added to that value until the discussion is over. Arauco do Brasil S.A. filed an appeal for declaration embargoes, to elicit clarifications from the CARF regarding certain points of the decision. After these clarifications, Arauco will present the Special Appeal to the CSRF - Superior Chamber of Fiscais Resources (final administrative instance), to continue the discussion of the part of the accusation that remains.

The company believes that its challenge against the Infringement Notice is based on sound legal grounds and that a reasonable possibility exists that this matter will be resolved in favor of the company.
Otherwise, as the next step, the Company will discuss the Infringement Notice before the Brazilian Justice Courts.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2018, Arauco has not made any provision whatsoever in connection with this contingency.

At the closing date, there are no other contingencies in which the Companies act as obligor, that may significantly affect their financial, economic or operational conditions.

Provisions recorded as of December 31, 2018 and December 31, 2017 are as follows:

	12-31-2018	12-31-2017
Classes of Provisions	ThU.S.$	ThU.S.$
Provisions, Current	413	2,728
Provisions for litigations	413	616
Other provisions	-	2,112
Provisions, non-Current	33,884	36,008
Provisions for litigations	10,384	12,556
Other provisions	23,500	23,452
Total Provisions	34,297	38,736

	12-31-2018
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	13,172	25,564	38,736
Changes in provisions
Increase in existing provisions	1,660	2	1,662
Used provisions	(887)	-	(887)
Increase (decrease) in foreign currency exchange	(5,262)	-	(5,262)
Other Increases (Decreases)	2,114	(2,066)	48
Total Changes	(2,375)	(2,064)	(4,439)
Closing balance	10,797	23,500	34,297

(*)
The increase in legal claims is composed mainly of
ThU.S.$886 and ThU.S.$776
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

(**)
The decrease in Other Increases (Decreases) in Other provisions is due to legal claims from Arauco Industrias de Paineis which were classified as Other provisions in 2017 and were included as Litigations in December 2018

	12-31-2017
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,123	23,857	38,980
Changes in provisions
Increase in existing provisions	1,314	16	1,330
Increase through business combinations	-	2,106	2,106
Used provisions	(1,578)	-	(1,578)
Increase (decrease) in foreign currency exchange	(1,493)	-	(1,493)
Other Increases (Decreases)	(194)	(415)	(609)
Total Changes	(1,951)	1,707	(244)
Closing balance	13,172	25,564	38,736

(*)
The increase in legal claims is composed mainly of
ThU.S.$908 and ThU.S.$375
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

(**)
The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay). The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.

	12-31-2016
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	11,400	23,999	35,399
Changes in provisions
Increase in existing provisions	5,363	1	5,364
Used provisions	(998)	(39)	(1,037)
Increase (decrease) in foreign currency exchange	(609)	-	(609)
Other Increases (Decreases)	(33)	(104)	(137)
Total Changes	3,723	(142)	3,581
Closing balance	15,123	23,857	38,980

(*) The increase in legal claims is composed mainly of ThU.S.$863 and ThU.S.$ 2,255 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits, and ThU.S.$1,490 from Arauco Argentina in connection of fees in lawsuits.

(**)
The change in Other Increases (Decreases) in Other provisions is due to a reverse of the ThU.S.$ 100 corresponding to Arauco Argentina.

Provisions for litigations are related to labor and tax claims whose payment period is uncertain. Other provisions mainly include the recognition of a liability related to investments in associates and joint ventures accounted under the equity method with net asset deficiency at the end of the reporting period.